Segment Reporting - Information about Segment Assets and Property, Plant and Equipment by Country (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets		$ 3,222,230	$ 3,387,076
Net Property, Plant and Equipment	[1]	1,687,301	1,610,859
Australia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	626,605
Mexico [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	603,185	96,090
United Arab Emirates [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	318,822	341,502
United States [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	27,482	561,990
Saudi Arabia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	22,608	4,522
Indonesia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	73,213	521,922
India [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	10,666	307
Malaysia [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	2,457	49,609
Brazil [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	170	31,765
Other countries [Member]
Segment Reporting Information [Line Items]
Net Property, Plant and Equipment	[1]	2,093	3,152
Operating Segments [Member] | AEA [Member]
Segment Reporting Information [Line Items]
Total assets		727,328	896,822
Operating Segments [Member] | MEA [Member]
Segment Reporting Information [Line Items]
Total assets		907,936	971,170
Operating Segments [Member] | ASA [Member]
Segment Reporting Information [Line Items]
Total assets		976,470	774,365
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Total assets		$ 610,496	$ 744,719

[1]	Our marine vessels are included in the country in which they were located as of year-end.